Income Taxes (Components Of Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense from continuing operations	$ 226,166	$ 246,475	$ 179,297
Income tax expense from discontinued operations	(467)	11,830	9,216
Other comprehensive income (loss)	284,355	184,305	458,358
Tax basis compensation expense (from the exercise of stock options and vesting of restricted stock awards) in excess of amounts recognized for financial reporting purposes	(13,121)	(3,455)	(253)
Income tax expense, Total	$ 496,933	$ 439,155	$ 646,618